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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2010

Date of reporting period:       March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
AEROSPACE & DEFENSE - 2.5%
Ducommun, Inc.	184,266	$3,871,429

AIRLINES - 2.3%
SkyWest, Inc.	254,700	3,637,116

AUTO - TRUCK TRAILERS - 1.5%
Wabash National Corp.+	341,975	2,397,245

AUTO PARTS & EQUIPMENT - 2.0%
Exide Technologies+	551,800	3,167,332

BANKS - 4.5%
Old National Bancorp	194,500	2,324,275
Suffolk Bancorp	154,321	4,737,655
		7,061,930
BUILDING PRODUCTS - AIR & HEATING - 2.7%
AAON, Inc.	183,916	4,162,019

COMMERCIAL PRINTING - 4.3%
Courier Corp.	170,343	2,807,253
Ennis, Inc.	246,078	4,003,689
		6,810,942
COMMUNICATIONS EQUIPMENT - 0.4%
InterDigital, Inc.+	24,000	668,160

COMPUTERS & PERIPHERALS - 1.5%
Stratasys, Inc.+	98,000	2,389,240

CONSTRUCTION & ENGINEERING - 2.5%
Granite Construction, Inc.	128,000	3,868,160

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
Advanced Energy Industries, Inc.+	272,700	4,505,004

ELECTRONICS - 2.2%
Methode Electronics, Inc.	346,715	3,432,478

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
ENVIRONMENTAL CONTROL - 2.5%
US Ecology, Inc.	240,435	$3,866,195

FOOD - 2.5%
Chiquita Brands International, Inc.+	251,800	3,960,814

GAS UTILITIES - 2.5%
Laclede Group, Inc. (The)	114,312	3,854,601

HEALTH CARE PROVIDERS & SERVICES - 5.4%
LifePoint Hospitals, Inc.+	116,500	4,284,870
RehabCare Group, Inc.+	153,984	4,199,144
		8,484,014
HOME FURNISHINGS - 5.0%
Ethan Allen Interiors, Inc.	157,800	3,255,414
Hooker Furniture Corp.	291,347	4,673,206
		7,928,620
INFORMATION SERVICES - 2.7%
Fair Isaac Corp.	169,500	4,295,130

INSURANCE - 9.6%
American Equity Investment Life Holding Co.	534,500	5,692,425
FPIC Insurance Group, Inc.+	165,291	4,481,039
Horace Mann Educators Corp.	330,350	4,975,071
		15,148,535
INTERNET SOFTWARE & SERVICES - 3.0%
Vasco Data Security International, Inc.+	575,665	4,743,479

MACHINERY - 5.6%
Gorman-Rupp Co. (The)	57,000	1,450,080
Graham Corp.	230,325	4,143,547
Tennant Co.	115,324	3,158,724
		8,752,351
MISCELLANEOUS MANUFACTURING - 1.9%
Sturm, Ruger & Co., Inc.	250,700	3,005,893

OFFICE FURNITURE PRODUCTS - 2.6%
Knoll, Inc.	362,000	4,072,500

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
OIL & GAS - REFINING - 0.7%
Frontier Oil Corp.	83,000	$1,120,500

OIL & GAS SERVICES - 5.4%
Gulf Island Fabrication, Inc.	153,463	3,334,751
Newpark Resources, Inc.+	983,850	5,165,212
		8,499,963
RETAIL - 4.4%
Genesco, Inc.+	80,200	2,487,002
Jos. A. Bank Clothiers, Inc.+	81,000	4,426,650
		6,913,652
SEMICONDUCTORS - 5.4%
Cohu, Inc.	281,050	3,870,058
Rudolph Technologies, Inc.+	547,350	4,690,790
		8,560,848
THRIFTS & MORTGAGE FINANCE - 3.0%
Dime Community Bancshares, Inc.	377,250	4,764,667

TOTAL COMMON STOCKS (Cost $130,450,748)		$143,942,817

MONEY MARKET FUNDS - 8.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03%*	6,797,459	$6,797,459
Fidelity Institutional Money Market Portfolio - Select Class, 0.15%*	6,797,458	6,797,458
TOTAL MONEY MARKET FUNDS (Cost $13,594,917)		$13,594,917

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $144,045,665)		$157,537,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(164,571)

NET ASSETS - 100.0%		$157,373,163

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 28.5%	Shares	Value
BANKS - 2.0%
New York Community Bancorp, Inc.	490,000	$8,104,600
Suffolk Bancorp	307,327	9,434,939
		17,539,539
BEVERAGES - 0.8%
Coca-Cola Co. (The)	132,000	7,260,000

BUILDING PRODUCTS - AIR & HEATING - 0.2%
AAON, Inc.	80,800	1,828,504

COMMERCIAL PRINTING - 1.0%
Ennis, Inc.	540,256	8,789,965

CONSTRUCTION MATERIALS - 0.7%
Eagle Materials, Inc.	237,290	6,297,677

DIVERSIFIED FINANCIAL SERVICES - 1.0%
JPMorgan Chase & Co.	200,000	8,950,000

ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Co.	87,000	4,379,580

ELECTRONICS - 0.4%
Methode Electronics, Inc.	377,706	3,739,289

ENERGY EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.	179,000	8,461,330

ENVIRONMENTAL CONTROL - 0.2%
US Ecology, Inc.	129,200	2,077,536

FOOD - 2.2%
Campbell Soup Co.	310,000	10,958,500
ConAgra Foods, Inc.	330,000	8,273,100
		19,231,600
FOOD - WHOLESALE - 1.5%
SYSCO Corp.	454,000	13,393,000

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 28.5% (Continued)	Shares	Value
GAS UTILITIES - 1.2%
Laclede Group, Inc. (The)	327,900	$11,056,788

HEALTH CARE - PRODUCTS - 1.5%
Johnson & Johnson	206,000	13,431,200

HOUSEHOLD PRODUCTS - 1.5%
Kimberly-Clark Corp.	212,500	13,362,000

INSURANCE - 1.5%
Chubb Corp. (The)	257,000	13,325,450

MACHINERY - 0.3%
Met-Pro Corp.	234,075	2,291,594

MEDIA - 2.1%
Walt Disney Co. (The)	155,000	5,411,050
Washington Post Co. (The) - Class B	30,200	13,414,236
		18,825,286
METAL - ALUMINUM - 1.0%
Alcoa, Inc.	624,000	8,885,760

MISCELLANEOUS MANUFACTURING - 0.8%
3M Co.	89,000	7,437,730

MULTI-UTILITIES - 1.3%
Vectren Corp.	462,395	11,430,404

PERSONAL SERVICES - 0.3%
Hillenbrand, Inc.	131,737	2,896,897

PHARMACEUTICALS - 2.3%
AstraZeneca PLC - ADR	230,000	10,285,600
GlaxoSmithKline PLC - ADR	267,000	10,284,840
		20,570,440
PROFESSIONAL SERVICES - 0.6%
Dun & Bradstreet Corporation (The)	72,000	5,358,240

RETAIL - FOOD - 0.2%
Ingles Markets, Inc. - Class A	127,901	1,918,515

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 28.5% (Continued)	Shares	Value
SEMICONDUCTORS - 1.4%
Intel Corp.	552,000	$12,287,520

SOFTWARE - 1.0%
Microsoft Corp.	304,000	8,895,040

TOTAL COMMON STOCKS (Cost $216,338,111)		$253,920,884

PREFERRED STOCKS - 1.0%	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Health Care REIT, Inc. - Series D	145,662	$3,634,267
Public Storage - Series F	220,331	5,111,679
TOTAL PREFERRED STOCKS (Cost $8,020,704)		$8,745,946

CORPORATE BONDS - 52.9%	Par Value	Value
AEROSPACE & DEFENSE - 1.0%
Ceradyne, Inc., 2.875%, due 12/15/35 CV	$9,472,000	$9,093,120

BEVERAGES - RETAIL - 0.8%
Starbucks Corp., 6.25%, due 08/15/17	6,528,000	7,078,369

BIOTECHNOLOGY - 0.2%
Amgen, Inc., 0.125%, due 02/01/11 CV	2,000,000	1,980,000

COMMERCIAL SERVICES & SUPPLIES - 2.7%
School Specialty, Inc., 3.75%, due 11/30/26 CV	25,090,000	23,866,863

COMPUTERS & PERIPHERALS - 2.8%
SanDisk Corp., 1.00%, due 05/15/13 CV	28,783,000	24,861,316

CONSUMER PRODUCTS - 1.3%
Church & Dwight Co., Inc., 6.00%, due 12/15/12	11,487,000	11,659,305

CORRECTIONAL FACILITIES - 1.8%
Corrections Corp. of America, 6.25%, due 03/15/13	15,727,000	15,943,246

ELECTRIC UTILITIES - 0.6%
Constellation Energy Group, Inc., 4.55%, due 06/15/15	4,862,000	4,972,251

ENERGY EQUIPMENT & SERVICES - 2.8%
Bristow Group, Inc., 6.125%, due 06/15/13	24,838,000	24,775,905

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Par Value	Value
FOOD - 1.9%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	$12,400,000	$12,803,000
Chiquita Brands International, Inc., 8.875%, due 12/01/15	3,625,000	3,760,938
		16,563,938
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Hospira, Inc., 6.05%, due 03/30/17	5,718,000	6,141,544

HEALTH CARE PROVIDERS & SERVICES - 5.9%
Humana, Inc., 6.30%, due 08/01/18	11,221,000	11,415,718
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	21,270,000	20,711,662
Omnicare, Inc., 6.75%, due 12/15/13	8,250,000	8,291,250
Omnicare, Inc., 3.25%, due 12/15/35 CV	14,739,000	12,472,879
		52,891,509
HOUSEHOLD DURABLES - 3.7%
D.R. Horton, Inc., 5.375%, due 06/15/12	9,025,000	9,250,625
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,042,500
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	2,970,000
D.R. Horton, Inc., 5.25%, due 02/15/15	3,460,000	3,338,900
D.R. Horton, Inc., 6.50%, due 04/15/16	4,000,000	4,010,000
NVR, Inc., 5.00%, due 06/15/10	11,746,000	11,800,243
		33,412,268
INFORMATION SERVICES - 1.3%
Equifax, Inc., 6.30%, due 07/01/17	2,455,000	2,625,549
Equifax, Inc., 6.90%, due 07/01/28	2,070,000	2,136,020
Equifax, Inc., 7.00%, due 07/01/37	6,665,000	7,118,087
		11,879,656
INSURANCE - 5.2%
American Equity Investment Life Holding Co., 5.25%, due 12/06/24 CV	19,690,000	19,936,125
Horace Mann Educators Corp., 6.85%, due 04/15/16	13,000,000	13,240,344
Provident Cos., Inc., 7.25%, due 03/15/28	2,459,000	2,382,990
Unum Group, 7.625%, due 03/01/11	9,851,000	10,251,227
Unum Group, 6.75%, due 12/15/28	221,000	207,246
		46,017,932
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Smith & Wesson Holding Co., 4.00%, due 12/15/26 CV	8,000,000	7,700,000

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Par Value	Value
MACHINERY - 1.8%
Columbus McKinnon Corp., 8.875%, due 11/01/13	$1,197,000	$1,223,932
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	14,597,000	14,724,724
		15,948,656
MEDIA - 0.1%
TCI Communications, Inc., 7.125%, due 02/15/28	1,000,000	1,063,170

METAL - ALUMINUM - 0.5%
Alcoa, Inc., 5.87%, due 02/23/22	2,000,000	1,837,662
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	2,459,781
		4,297,443
METAL PRODUCTS - 1.4%
Valmont Industries, Inc., 6.875%, due 05/01/14	12,400,000	12,617,000

MISCELLANEOUS MANUFACTURING - 0.1%
General Electric Co., 5.25%, due 12/06/17	1,333,000	1,398,114

OIL & GAS - REFINING - 2.3%
Frontier Oil Corp., 6.625%, due 10/01/11	20,235,000	20,386,763

PACKAGING & CONTAINERS - 2.4%
Silgan Holdings, Inc., 6.75%, due 11/15/13	20,925,000	21,186,562

PERSONAL SERVICES - 2.0%
Service Corp. International, 7.875%, due 02/01/13	810,000	814,050
Service Corp. International, 7.375%, due 10/01/14	8,340,000	8,548,500
Service Corp. International, 6.75%, due 04/01/15	8,720,000	8,676,400
		18,038,950
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Health Care REIT, Inc., 6.00%, due 11/15/13	6,035,000	6,431,687
Health Care REIT, Inc., 5.875%, due 05/15/15	8,260,000	8,667,524
Realty Income Corp., 5.95%, due 09/15/16	1,730,000	1,764,897
		16,864,108
RETAIL - 5.1%
Home Depot, Inc. (The), 5.875%, due 12/16/36	20,997,000	20,376,055
Wal-Mart Stores, Inc., 5.25%, due 09/01/35	12,235,000	11,689,515
Woolworth Corp., 8.50%, due 01/15/22	14,214,000	13,147,950
		45,213,520

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Par Value	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
FEI Co., 2.875%, due 06/01/13	$2,000,000	$2,052,500

TELECOMMUNICATIONS - 0.2%
Ameritech Capital Funding Corp., 6.875%, due 10/15/27	2,000,000	2,039,356

TELECOMMUNICATIONS EQUIPMENT - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	740,000	710,400

TOYS/GAMES/HOBBIES - 1.2%
Hasbro, Inc., 6.30%, due 09/15/17	2,575,000	2,756,875
Hasbro, Inc., 6.60%, due 07/15/28	8,270,000	8,409,870
		11,166,745

TOTAL CORPORATE BONDS (Cost $444,651,482)		$471,820,509

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%	Par Value	Value
FEDERAL FARM CREDIT BANK - 2.2%
3.20%, due 06/02/15	$20,000,000	$20,009,040

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.9%
3.00%, due 11/05/14	17,360,000	17,436,749

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
2.625%, due 11/20/14	5,000,000	5,000,320
3.00%, due 09/24/15	21,550,000	21,384,841
		26,385,161

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $63,886,278)		$63,830,950

REPURCHASE AGREEMENT - 1.0%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 03/31/10, due 04/01/10, repurchase proceeds: $9,040,712 (Cost $9,040,710)#	$9,040,710	$9,040,710

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03%*	42,024,826	$42,024,826
Fidelity Institutional Money Market Portfolio - Select Class, 0.15%*	42,024,822	42,024,822
TOTAL MONEY MARKET FUNDS (Cost $84,049,648)		$84,049,648

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $825,986,933)		$891,408,647

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		511,111

NET ASSETS - 100.0%		$891,919,758

ADR	- American Depositary Receipt.
CV	- Convertible Security.

#	Repurchase agreement is fully collateralized by $9,040,710 FNCI #739797, 4.00%, due 09/01/2018. The aggregate market value of the collateral at March 31, 2010 was $9,221,626.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
AEROSPACE & DEFENSE - 1.5%
L-3 Communications Holdings, Inc.	1,500	$137,445

BANKS - 3.0%
New York Community Bancorp, Inc.	16,350	270,429

BEVERAGES - 2.8%
Coca-Cola Co. (The)	4,675	257,125

COMMERCIAL SERVICES & SUPPLIES - 2.6%
Waste Management, Inc.	6,825	234,985

COMPUTERS - 1.9%
Hewlett-Packard Co.	3,325	176,724

COMPUTERS & PERIPHERALS - NETWORKING - 1.9%
QLogic Corp.+	8,650	175,422

CONSTRUCTION & ENGINEERING - 3.3%
Jacobs Engineering Group, Inc.+	6,625	299,384

DIVERSIFIED FINANCIAL SERVICES - 1.7%
JPMorgan Chase & Co.	3,425	153,269

ELECTRICAL EQUIPMENT - 2.0%
Emerson Electric Co.	3,625	182,482

ENERGY EQUIPMENT & SERVICES - 2.9%
Tidewater, Inc.	5,575	263,530

FOOD - 6.1%
Campbell Soup Co.	7,825	276,614
ConAgra Foods, Inc.	11,050	277,023
		553,637
FOOD - WHOLESALE - 3.5%
SYSCO Corp.	10,800	318,600

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
HEALTH CARE - PRODUCTS - 3.1%
Johnson & Johnson	4,400	$286,880

HOME FURNISHINGS - 1.0%
Ethan Allen Interiors, Inc.	4,425	91,288

HOUSEHOLD PRODUCTS - 3.0%
Kimberly-Clark Corp.	4,400	276,672

INSURANCE - 7.2%
Chubb Corp. (The)	5,200	269,620
Unum Group	15,575	385,793
		655,413
MEDIA - 6.4%
Walt Disney Co. (The)	8,075	281,898
Washington Post Co. (The) - Class B	675	299,822
		581,720
METAL - ALUMINUM - 3.5%
Alcoa, Inc.	22,175	315,772

MISCELLANEOUS MANUFACTURING - 3.1%
3M Co.	3,325	277,870

OIL & GAS - 2.9%
Chevron Corp.	3,425	259,718

PHARMACEUTICALS - 10.7%
Abbott Laboratories	3,800	200,184
AstraZeneca PLC - ADR	5,300	237,016
GlaxoSmithKline PLC - ADR	6,800	261,936
Pfizer, Inc.	15,700	269,255
		968,391
PROFESSIONAL SERVICES - 3.0%
Dun & Bradstreet Corporation (The)	3,625	269,772

RETAIL - 3.3%
Best Buy Co., Inc.	7,025	298,843

SEMICONDUCTORS - 4.3%
Intel Corp.	12,425	276,581

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
SEMICONDUCTORS - 4.3% (Continued)
Teradyne, Inc.+	10,650	$118,960
		395,541
SOFTWARE - 2.7%
Microsoft Corp.	8,325	243,589

SPECIALTY RETAIL - 6.6%
Aeropostale, Inc.+	11,250	324,338
Lowe's Cos., Inc.	11,225	272,094
		596,432
TOTAL COMMON STOCKS (Cost $7,623,845)		$8,540,933

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
iShares S&P Midcap 400 Value Index Fund (Cost $86,244)	1,275	$90,946

MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03%*	197,672	$197,672
Fidelity Institutional Money Market Portfolio - Select Class, 0.15%*	197,671	197,671
TOTAL MONEY MARKET FUNDS (Cost $395,343)		$395,343

TOTAL INVESTMENTS AT VALUE - 99.4% (Cost $8,105,432)		$9,027,222

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		55,215

NET ASSETS - 100.0%		$9,082,437

ADR	- American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)

1.   Securities Valuation

Securities of The Berwyn Funds (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2010 by security type:

Berwyn Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$143,942,817	$-	$-	$143,942,817
Money Market Funds	-	13,594,917	-	13,594,917
Total	$143,942,817	$13,594,917	$-	$157,537,734

Berwyn Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$253,920,884	$-	$-	$253,920,884
Preferred Stocks	8,745,946	-	-	8,745,946
Corporate Bonds	-	471,820,509	-	471,820,509
U.S. Government & Agency Obligations	-	63,830,950	-	63,830,950
Repurchase Agreements	-	9,040,710	-	9,040,710
Money Market Funds	-	84,049,648	-	84,049,648
Total	$262,666,830	$628,741,817	$-	$891,408,647

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Berwyn Cornerstone Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,540,933	$-	$-	$8,540,933
Exchange-Traded Funds	90,946	-	-	90,946
Money Market Funds	-	395,343	-	395,343
Total	$8,631,879	$395,343	$-	$9,027,222

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2010:

		Berwyn	Berwyn
	Berwyn	Income	Cornerstone
	Fund	Fund	Fund
Cost of portfolio investments	$147,520,488	$826,895,032	$8,141,992

Gross unrealized appreciation	$22,645,961	$66,432,572	$1,241,057
Gross unrealized depreciation	(12,628,715)	(1,918,957)	(355,827)

Net unrealized appreciation	$10,017,246	$64,513,615	$885,230

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*	/s/ Robert E. Killen
Robert E. Killen, President

Date          April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Killen
Robert E. Killen, President

Date          April 26, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          April 26, 2010

* Print the name and title of each signing officer under his or her signature.